FINANCIAL ASSETS AND LIABILITIES (Details 11) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Interest income	$ 5	$ 10	$ 9
Interest expense	(216)	(178)	(170)
Foreign currency exchange difference, net	80	3	14
Changes in the fair value of financial instruments	110	(15)	30
Result from present value measurement	(14)	(1)	2
Other financial results	(15)	(8)	31
Total	(50)	(189)	(84)
Financial Assets Liabilities At Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Interest income	5	10	9
Interest expense	(175)	(138)	(164)
Foreign currency exchange difference, net	16	(11)	38
Changes in the fair value of financial instruments
Result from present value measurement	(1)	2	6
Other financial results	(15)	(4)	36
Total	(170)	(141)	(75)
Financial Assets Liabilities At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Interest income
Interest expense
Foreign currency exchange difference, net	(85)	(19)	(35)
Changes in the fair value of financial instruments	110	(15)	30
Result from present value measurement
Other financial results
Total	25	(34)	(5)
Subtotal Financial Assets Liabilities [Member]
IfrsStatementLineItems [Line Items]
Interest income	5	10	9
Interest expense	(175)	(138)	(164)
Foreign currency exchange difference, net	(69)	(30)	3
Changes in the fair value of financial instruments	110	(15)	30
Result from present value measurement	(1)	2	6
Other financial results	(15)	(4)	36
Total	(145)	(175)	(80)
Nonfinancial Assets Liabilities [Member]
IfrsStatementLineItems [Line Items]
Interest income
Interest expense	(41)	(40)	(6)
Foreign currency exchange difference, net	149	33	11
Changes in the fair value of financial instruments
Result from present value measurement	(13)	(3)	(4)
Other financial results		(4)	(5)
Total	$ 95	$ (14)	$ (4)